                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-2591

                      RIVERSOURCE MONEY MARKET SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 7/31

Annual Report
and Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
CASH MANAGEMENT FUND

ANNUAL REPORT FOR
THE PERIOD ENDED
JULY 31, 2008
(Prospectus also enclosed)

RIVERSOURCE CASH MANAGEMENT FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH MAXIMUM CURRENT INCOME CONSISTENT
WITH LIQUIDITY AND STABILITY OF PRINCIPAL.


This annual report includes a prospectus that
describes in detail the Fund's objective,
investment strategy, risks, sales charges,
fees and other matters of interest. Please
read the prospectus carefully before you
invest or send money.                            (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Manager Commentary.................    5

Fund Expenses Example..............    9

Portfolio of Investments...........   11

Financial Statements...............   16

Notes to Financial Statements......   19

Report of Independent Registered
  Public Accounting Firm...........   37

Federal Income Tax Information.....   39

Board Members and Officers.........   40

Approval of Investment Management
  Services Agreement...............   44

Proxy Voting.......................   47



                     (DALBAR LOGO)

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The
Seal recognizes communications demonstrating a level of excellence in the industry.


--------------------------------------------------------------------------------
                       RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Cash Management Fund (the Fund) Class A shares returned 3.52% for the annual period ended July 31, 2008.

> The Fund's annualized simple yield was 2.00% and its annualized compound yield was 2.01% for the seven-day period ended July 31, 2008.

> The 7-day yields reflect more closely the current earnings of the Fund than the total return. Short-term yields may be higher or lower than the figures shown.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2008)
--------------------------------------------------------------------------------


                                  1 year  3 years  5 years  10 years
--------------------------------------------------------------------
RiverSource Cash Management Fund
  Class A                         +3.52%   +4.05%   +2.81%   +3.23%
--------------------------------------------------------------------


The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. The seven-day current yield more closely reflects the current earnings of the Fund than the total return. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
2  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
   X                      HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average
  maturity(1)                45 days
------------------------------------




ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                  Total  Net expenses(a)
----------------------------------------
Class A           0.65%       0.65%
----------------------------------------
Class B           1.40%       1.30%
----------------------------------------
Class C           1.30%       1.30%
----------------------------------------
Class I           0.37%       0.37%
----------------------------------------
Class R5          0.41%       0.41%
----------------------------------------
Class W           0.67%       0.67%
----------------------------------------
Class Y           0.57%       0.57%
----------------------------------------


(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses will not exceed 0.66% for Class A, 1.32% for Class B, 1.31% for Class C, 0.43% for Class I, 0.48% for Class R5, 0.73% for Class W and 0.63% for Class Y.

(1) WEIGHTED AVERAGE MATURITY is the amount of time remaining before securities are due and principal must be repaid.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
                       RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JULY 31, 2008
                                                                    SINCE
Without sales charge         1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION*
Class A (inception
  10/6/75)                   +3.52%   +4.05%   +2.81%   +3.23%       N/A
---------------------------------------------------------------------------
Class B (inception
  3/20/95)                   +2.84%   +3.36%   +2.21%   +2.56%       N/A
---------------------------------------------------------------------------
Class C (inception
  6/26/00)                   +2.85%   +3.37%   +2.22%     N/A      +2.19%
---------------------------------------------------------------------------
Class I (inception 3/4/04)   +3.81%   +4.37%     N/A      N/A      +3.50%
---------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                  +3.75%     N/A      N/A      N/A      +4.26%
---------------------------------------------------------------------------
Class W (inception
  12/1/06)                   +3.49%     N/A      N/A      N/A      +3.99%
---------------------------------------------------------------------------
Class Y (inception
  3/20/95)                   +3.60%   +4.16%   +2.93%   +3.30%       N/A
---------------------------------------------------------------------------

With sales charge
Class A (inception
  10/6/75)                   +3.52%   +4.05%   +2.81%   +3.23%       N/A
---------------------------------------------------------------------------
Class B (inception
  3/20/95)                   -2.16%   +2.10%   +1.84%   +2.56%       N/A
---------------------------------------------------------------------------
Class C (inception
  6/26/00)                   +1.85%   +3.37%   +2.22%     N/A      +2.19%
---------------------------------------------------------------------------



AT JUNE 30, 2008
                                                                    SINCE
Without sales charge         1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION*
Class A (inception
  10/6/75)                   +3.77%   +4.06%   +2.78%   +3.25%       N/A
---------------------------------------------------------------------------
Class B (inception
  3/20/95)                   +3.09%   +3.37%   +2.19%   +2.59%       N/A
---------------------------------------------------------------------------
Class C (inception
  6/26/00)                   +3.10%   +3.38%   +2.20%     N/A      +2.20%
---------------------------------------------------------------------------
Class I (inception 3/4/04)   +4.06%   +4.38%     N/A      N/A      +3.52%
---------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                  +4.01%     N/A      N/A      N/A      +4.38%
---------------------------------------------------------------------------
Class W (inception
  12/1/06)                   +3.75%     N/A      N/A      N/A      +4.11%
---------------------------------------------------------------------------
Class Y (inception
  3/20/95)                   +3.85%   +4.17%   +2.90%   +3.33%       N/A
---------------------------------------------------------------------------

With sales charge
Class A (inception
  10/6/75)                   +3.77%   +4.06%   +2.78%   +3.25%       N/A
---------------------------------------------------------------------------
Class B (inception
  3/20/95)                   -1.91%   +2.11%   +1.82%   +2.59%       N/A
---------------------------------------------------------------------------
Class C (inception
  6/26/00)                   +2.10%   +3.38%   +2.20%     N/A      +2.20%
---------------------------------------------------------------------------



* For classes with less than 10 years performance.

Sales charges do not apply to Class A, Class I, Class R5, Class W and Class Y shares. Class B share performance reflects a contingent deferred sales charge
(CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Class I, Class R5 and Class Y are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.


--------------------------------------------------------------------------------
4  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT

MANAGER COMMENTARY -------------------------------------------------------------

Dear Shareholder,

RiverSource Cash Management Fund (the Fund) Class A shares returned 3.52% for the annual period. The Fund's annualized simple yield was 2.00% and its annualized compound yield was 2.01% for the seven-day period ended July 31, 2008.* The Fund serves as a conservative, shorter-term investment choice for individuals seeking current income.

SIGNIFICANT PERFORMANCE FACTORS
Dramatic action by the Federal Reserve (the Fed) and uncertainty about the relative strength or weakness of economic growth had the greatest effect on the Fund's results. Financial markets were under considerable stress during the annual period, as consumer spending slowed, labor markets softened, and tighter credit conditions and the housing market contraction continued to weigh on economic growth. Inflation also became a tangible concern during the period. In response to these conditions, and in an effort to alleviate ongoing market stresses, the Fed acted aggressively during the annual period through both traditional policy activity as well as the creation of new lending facilities. The Fed cut interest rates seven times by a total of 325 basis points (3.25%) during the period, bringing the targeted federal funds rate to 2.00%. Following the downward path of the targeted federal funds rate, taxable money market yields moved lower. For the annual period as a whole, we believe the Fund was positioned appropriately to take advantage of the prevailing interest rate environment.

* The 7-day yields shown reflect more closely the earnings of the Fund than the total return. Short-term yields may be higher or lower than the figures shown.


SECTOR DIVERSIFICATION (at July 31, 2008; % of portfolio assets)
---------------------------------------------------------------------

Certificates of Deposit                    11.1%
------------------------------------------------
Commercial Paper                           70.3%
------------------------------------------------
Floating Rate Notes                        14.0%
------------------------------------------------
U.S. Government Agencies                    4.6%
------------------------------------------------




--------------------------------------------------------------------------------
                       RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT  5

MANAGER COMMENTARY (continued) -------------------------------------------------


CHANGES TO THE FUND'S PORTFOLIO
At the start of the period, the Fund's average weighted maturity ranged between 60 and 70 days, as we expected the Fed to be on hold for an extended period of time. Once liquidity concerns and severe financial market stress heightened, we strategically reduced the Fund's average weighted maturity to 20 days to enhance its liquidity profile. We carried out this strategy by opportunistically buying high-quality floating rate issues, which are reset in line with changes in market interest rates. In so doing, we were able to capture elevated LIBOR** rates and take advantage of wide credit spreads. We also adjusted the composition of the Fund's holdings to favor highly-rated one- to three-month bank commercial paper and certificates of deposit. On margin, we also added one- to two-month opportunities in large commercial bank-sponsored multi-seller conduits, as these offered attractive spreads with good liquidity and minimal credit risk. We decreased the Fund's overall exposure to asset-backed commercial paper.

As the market's liquidity concerns were addressed and higher inflation expectations began to dominate, the taxable money market yield curve shifted from the inverted position it developed as the Fed was aggressively easing its monetary policy, meaning short-term yields were higher than longer-term yields, to a positively sloped curve, meaning longer-term yields were higher than shorter-term yields. As the money market yield curve steepened and lending facilities were established globally, we extended the Fund's duration. This enabled us to lock in the higher yields offered by longer-dated

** London interbank offered rates (LIBOR) are floating interest rates that are widely used as reference rates in bank, corporate and government lending agreements.


--------------------------------------------------------------------------------
6  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------


fixed-rate securities. As of July 31, 2008, the average weighted maturity of the Fund was 45 days. Overall, this adjusting of the Fund's weighted average maturity and portfolio composition as market conditions shifted, helped the Fund's results.

As always, we attempted to maximize the Fund's yield without taking unnecessary risks. We continued to invest in high quality securities.

OUR FUTURE STRATEGY
At the end of July, the federal funds futures market expected a 25 basis point interest rate increase by year end 2008, and a further rise in rates through at least the first half of 2009. The taxable money market yield curve appeared to be steepening a bit further with these expectations. Of course, as economic growth is expected to remain weak for a period of time and the Fed seeks to meet its dual mandate of price stability and growth, factors that the Fed must consider over the coming months include the potential for stabilization of the housing and mortgage sectors as keys to financial sector stabilization, high energy prices that may continue to push up inflation, ongoing pressures on the U.S. dollar and continued commercial loan provisioning and investment bank write-offs.



  Dramatic action by the Federal Reserve (the Fed) and uncertainty about the relative strength or weakness of economic growth had the greatest effect on the Fund's results.






--------------------------------------------------------------------------------
                       RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------


Given this view, we currently intend to position the Fund for a higher interest rate environment. At the same time, we intend to continue to look for opportunities to lengthen the Fund's average weighted maturity through the purchase of highly-rated fixed-rate securities as we seek to lock in the higher yields of an upward sloping yield curve going forward. We will, of course, continue to closely monitor economic data, Fed policy and any shifts in the money market yield curve, striving to strategically adjust our portfolio positioning accordingly. We intend to continue to focus on high-quality investments with minimal credit risk while seeking competitive yields.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.


--------------------------------------------------------------------------------
8  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads); and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended July 31, 2008.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                       RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT  9

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 FEB. 1, 2008  JULY 31, 2008  THE PERIOD(A)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,011.70        $3.20           .64%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.68        $3.22           .64%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,008.40        $6.49          1.30%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.40        $6.52          1.30%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,008.50        $6.44          1.29%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.45        $6.47          1.29%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,013.10        $1.85           .37%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,023.02        $1.86           .37%
------------------------------------------------------------------------------------------

Class R5
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,012.70        $2.10           .42%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.77        $2.11           .42%
------------------------------------------------------------------------------------------

Class W
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,011.60        $3.35           .67%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.53        $3.37           .67%
------------------------------------------------------------------------------------------

Class Y
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,012.10        $2.85           .57%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.03        $2.87           .57%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended July 31, 2008: +1.17% for Class A, +0.84% for Class B, +0.85% for Class C, +1.31% for Class I, +1.27% for Class R5, +1.16% for Class W and +1.21% for Class Y.


--------------------------------------------------------------------------------
10  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS  ------------------------------------------------------

JULY 31, 2008
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



U.S. GOVERNMENT AGENCIES (4.6%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
Federal Home Loan Bank Disc Nts
 09-03-08                            2.39%            $1,300,000           $1,297,116
 01-07-09                            2.86             54,000,000           53,332,200
Federal Home Loan Mtge Disc Nts
 12-22-08                            2.77             30,700,000           30,368,304
Federal Natl Mtge Assn Disc Nts
 12-22-08                            2.73             25,000,000           24,733,861
 01-14-09                            2.76             80,000,000           79,004,000
 02-02-09                            2.76             40,000,000           39,445,000
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $228,180,481)                                                     $228,180,481
-------------------------------------------------------------------------------------



CERTIFICATES OF DEPOSIT (11.1%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Barclays Bank
 10-27-08                            2.66%           $40,000,000(b)       $40,000,000
 05-28-09                            3.03             38,000,000           38,000,000
Chase Bank USA
 10-30-08                            2.67             32,500,000           32,500,000
Credit Suisse NY
 05-07-09                            2.90             40,000,000(b)        40,000,000
 05-20-09                            2.99             40,000,000(b)        40,000,000
 06-16-09                            3.10             40,000,000(b)        40,000,000
HSBC Bank USA
 10-15-08                            2.71             40,000,000           40,000,000
Rabobank Nederland NY
 08-14-08                            2.60             50,000,000           50,000,000
US Bank
 10-31-08                            2.69             40,000,000           40,000,000
 11-14-08                            2.69             35,000,000           35,000,000
Wachovia Bank
 09-23-08                            2.79             37,000,000           37,000,000
 09-25-08                            2.79             42,000,000           42,000,000
 10-01-08                            2.79             38,000,000           38,000,000
 10-06-08                            2.79             40,000,000           40,000,000
-------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost: $552,500,000)                                                     $552,500,000
-------------------------------------------------------------------------------------



FLOATING RATE NOTES (14.9%)(b)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Bank of America
 07-30-09                            3.00%           $35,000,000          $35,000,000
Bank of Ireland
 09-12-08                            2.67             50,000,000           50,000,000
Bank of New York
 10-10-08                            2.43             40,000,000           40,000,000
Bear Stearns Companies
 08-15-08                            2.52             25,000,000           25,000,000
General Electric Capital
 08-24-09                            2.48             10,000,000           10,000,000
Goldman Sachs Group
 09-12-08                            2.53             25,000,000           25,000,000
HSBC Finance
 09-24-08                            2.52             25,000,000           25,000,000
Irish Life & Permanent
 08-20-08                            2.51             35,000,000           34,999,908
Lehman Brothers Holdings
 09-26-08                            2.83             40,000,000(f)        40,000,000
Lloyds TSB Group
 10-06-08                            2.66             40,000,000           40,000,000
Merrill Lynch & Co
 08-15-08                            2.62             35,000,000           34,998,540
 08-22-08                            2.45             48,000,000           48,000,000
 09-12-08                            2.60             30,000,000           30,000,000
 11-17-08                            2.62             40,000,000           40,000,000


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT  11

FLOATING RATE NOTES (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
MetLife Global Funding I
 09-24-08                            2.46%           $30,000,000          $30,000,000
Natixis
 08-14-08                            2.48             27,000,000           27,000,000
 09-08-08                            2.73             30,000,000           30,000,000
Northern Rock
 08-01-08                            2.53             15,000,000           15,000,000
Skandinaviska Enskilda Banken
 08-22-08                            2.79             43,000,000           43,000,000
 09-08-08                            2.47             20,000,000           20,000,000
 09-17-08                            2.49             30,000,000           30,000,000
Wells Fargo Bank
 08-03-09                            2.52             20,000,000           20,000,000
-------------------------------------------------------------------------------------
TOTAL FLOATING RATE NOTES
(Cost: $692,998,448)                                                     $692,998,448
-------------------------------------------------------------------------------------



COMMERCIAL PAPER (70.1%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED (26.3%)
Amsterdam Funding
 08-12-08                            2.50%           $23,000,000          $22,981,095
CAFCO LLC
 08-08-08                            2.29              9,000,000(c)         8,995,485
 09-05-08                            2.64             43,000,000(c)        42,888,243
 09-15-08                            2.79             12,500,000(c)        12,456,250
CHARTA LLC
 08-07-08                            2.34             24,000,000(c)        23,989,240
 09-03-08                            2.68             20,000,000(c)        19,950,133
 09-11-08                            2.68             26,850,000(c)        26,767,436
CIESCO LLC
 08-06-08                            2.27             24,000,000(c)        23,991,033
 08-20-08                            2.51             35,000,000(c)        34,951,972
 09-02-08                            2.64             40,000,000(c)        39,904,711
Citibank Credit Card Issue Trust
 (Dakota Nts)
 09-02-08                            2.76             72,900,000(c)        72,718,340
 09-04-08                            2.77             50,400,000(c)        50,266,595
 09-16-08                            2.64             32,000,000(c)        31,891,644
 09-19-08                            2.70             36,500,000(c)        36,365,366
 10-09-08                            2.79              1,800,000(c)         1,790,409
CRC Funding LLC
 08-25-08                            2.63             24,000,000           23,956,800
FCAR Owner Trust Series 1
 08-01-08                            2.82             15,000,000           15,000,000
 08-05-08                            2.33             34,000,000           33,989,158
 08-25-08                            2.68             26,400,000           26,351,600
 08-26-08                            2.64             29,100,000           29,045,438
 08-27-08                            2.64             53,000,000           52,896,650
Gemini Securitization LLC
 08-13-08                            2.44             25,000,000(c)        24,978,333
 08-15-08                            2.42             15,000,000(c)        14,985,125
 08-19-08                            2.53             38,900,000(c)        38,848,847
 08-21-08                            2.47             40,000,000(c)        39,943,333
 09-19-08                            2.64              9,000,000(c)         8,967,538
 10-30-08                            2.83             25,000,000(c)        24,825,000
Old Line Funding LLC
 09-12-08                            2.58             24,900,000(c)        24,824,470
 10-01-08                            2.77             57,000,000(c)        56,733,006
 10-02-08                            2.78             30,000,000(c)        29,856,883
Ranger Funding LLC
 10-14-08                            2.74             24,500,000(c)        24,363,018
Salisbury Receivables LLC
 08-08-08                            2.31             20,000,000(c)        19,989,889
 08-13-08                            2.58             21,500,000(c)        21,480,292
 08-15-08                            2.73             22,000,000(c)        21,975,360
 08-22-08                            2.47             19,300,000(c)        19,271,291
 09-17-08                            2.66              5,900,000(c)         5,879,434
Sheffield Receivables
 08-07-08                            2.42             38,000,000(c)        37,982,362
 08-11-08                            2.56              5,600,000(c)         5,595,691
 10-08-08                            2.76             14,000,000(c)        13,927,278
Thames Asset Global Securities #1
 08-06-08                            2.46             54,100,000(c)        54,078,165
 08-11-08                            2.59             42,600,000           42,566,748
WhistleJacket Capital LLC
 11-20-08                            2.50             40,000,000(d,e)      40,000,000
 11-20-08                            3.12             35,000,000(d,e)      35,000,000
Windmill Funding
 08-07-08                            2.31             53,200,000           53,176,415
 08-08-08                            2.36             18,000,000           17,990,690
                                                                      ---------------
Total                                                                   1,308,386,766
-------------------------------------------------------------------------------------

BANKING (31.5%)
ABN AMRO North America Finance
 08-21-08                            2.47             24,000,000           23,966,000
 09-12-08                            2.74             35,000,000           34,887,300


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT

COMMERCIAL PAPER (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
BANKING (CONT.)
Bank of America
 08-01-08                            2.63%           $35,000,000          $35,000,000
 08-04-08                            2.12             35,000,000           34,991,877
 08-12-08                            2.37             24,000,000           23,981,300
 10-02-08                            2.72             41,000,000           40,808,644
 10-06-08                            2.65             25,000,000           24,878,771
 10-09-08                            2.69             38,000,000           37,804,807
Bank of Ireland
 09-16-08                            2.65             50,000,000(c)        49,830,055
 10-22-08                            2.81             25,000,000(c)        24,841,125
Bank of Nova Scotia (Scotiabank)
 09-15-08                            2.72             21,800,000           21,725,608
 10-02-08                            2.71             35,000,000           34,837,250
Barclays US Funding
 08-19-08                            2.59             36,900,000           36,850,406
 09-29-08                            2.69             40,000,000           39,823,656
 10-28-08                            2.81             40,000,000           39,728,178
Calyon North America
 08-22-08                            2.42             24,000,000           23,965,000
 09-09-08                            2.55             24,000,000           23,933,180
Canadian Imperial Holdings
 09-03-08                            2.73             18,500,000           18,452,992
Credit Suisse NY
 01-16-09                            3.08             27,000,000           26,620,740
Deutsche Bank Financial LLC
 08-01-08                            2.70             24,000,000           24,000,000
 08-11-08                            2.19             15,000,000           14,990,125
HSBC USA
 08-22-08                            2.43             40,000,000           39,941,550
 09-04-08                            2.53             40,000,000           39,903,100
 11-03-08                            2.74             38,000,000           37,731,108
ING (US) Funding LLC
 08-11-08                            2.29             20,000,000           19,986,194
 08-14-08                            2.52             27,000,000           26,973,971
 09-09-08                            2.57             24,000,000           23,932,530
 10-09-08                            2.70             24,000,000           23,876,490
 10-24-08                            2.72             15,000,000           14,905,500
JPMorgan Chase & Co
 08-04-08                            1.83             40,000,000           39,992,000
 09-18-08                            2.64             35,000,000           34,876,333
 11-17-08                            2.63             18,000,000           17,859,600
 12-10-08                            3.05             44,600,000           44,113,117
Nordea North America
 09-08-08                            2.49              6,200,000            6,183,544
 09-09-08                            2.52              9,000,000            8,975,235
 09-25-08                            2.75             35,000,000           34,852,951
 09-29-08                            2.64              9,500,000            9,458,897
 10-14-08                            2.71             27,000,000           26,850,705
Rabobank USA Financial
 08-08-08                            2.21             20,000,000           19,990,297
 09-10-08                            2.58             34,000,000           33,901,778
 10-10-08                            2.66             88,000,000           87,546,555
Royal Bank of Canada
 10-10-08                            2.68             35,000,000           34,818,292
Scotiabanc
 09-08-08                            2.58             22,400,000(c)        22,338,524
 10-16-08                            2.71             32,000,000(c)        31,818,276
Skandinaviska Enskilda Banken
 08-06-08                            2.07             42,700,000           42,685,470
UBS Finance (Delaware) LLC
 08-05-08                            2.15             10,000,000            9,997,056
 08-18-08                            2.56             42,000,000           41,946,946
 08-19-08                            2.49             20,000,000           19,974,150
 09-08-08                            2.75             24,000,000           23,929,700
 09-16-08                            2.64             15,000,000           14,949,208
 09-26-08                            2.80             24,000,000           23,895,467
 10-07-08                            2.79              8,000,000            7,958,683
 10-08-08                            2.80             24,000,000           23,873,520
 10-14-08                            2.81             30,000,000           29,827,950
Wells Fargo & Co
 08-05-08                            1.97             15,000,000           14,995,950
                                                                      ---------------
Total                                                                   1,570,777,661
-------------------------------------------------------------------------------------

BROKERAGE (1.2%)
Lehman Brothers Holdings
 08-01-08                            2.43             40,100,000(c,f)      40,100,000
Morgan Stanley
 09-22-08                            2.65             20,800,000           20,720,382
                                                                      ---------------
Total                                                                      60,820,382
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (2.2%)
General Electric Capital Services
 10-06-08                            2.54             39,000,000           38,819,105
 10-09-08                            2.47             35,000,000           34,834,975
 10-14-08                            2.56             36,100,000           35,910,776
                                                                      ---------------
Total                                                                     109,564,856
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT  13

COMMERCIAL PAPER (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

OTHER FINANCIAL INSTITUTIONS (8.9%)
BNP Paribas Finance
 08-01-08                            2.55%           $32,000,000          $32,000,000
 08-04-08                            1.91             40,000,000           39,991,633
 08-05-08                            2.04             35,000,000           34,990,239
 08-08-08                            2.35             24,000,000           23,987,624
 09-11-08                            2.68             25,000,000           24,923,125
 09-18-08                            2.79              7,600,000            7,571,627
 09-25-08                            2.80              8,000,000            7,965,778
 10-09-08                            2.71             25,000,000           24,870,577
Citigroup Funding
 08-05-08                            2.25             25,000,000           24,992,306
 08-11-08                            2.49             48,000,000           47,963,999
 08-25-08                            2.60             40,000,000           39,928,800
 08-26-08                            2.61             38,000,000           37,929,542
 09-15-08                            2.79             26,000,000           25,909,000
 10-07-08                            2.83             20,000,000           19,895,033
Fortis Funding LLC
 09-08-08                            2.65             24,000,000(c)        23,932,360
Toronto Dominion Holdings USA
 08-18-08                            2.47             24,000,000(c)        23,970,760
                                                                      ---------------
Total                                                                     440,822,403
-------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost: $3,490,371,518)                                                 $3,490,372,068
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,964,050,447)(g)                                              $4,964,050,997
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2008. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the value of these securities amounted to $1,132,263,272 or 22.7% of net assets.

(d) Denotes investments in structured investment vehicles ("SIVS"). See Note 5 to the financial statements.

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at July 31, 2008, is as follows:

                                          ACQUISITION
     SECURITY                                DATES             COST
     -----------------------------------------------------------------
     WhistleJacket Capital LLC
       2.50% Commercial Paper 2008          03-16-07       $39,999,388
     WhistleJacket Capital LLC
       3.12% Commercial Paper 2008          03-23-07        35,000,062


(f)  Subsequent events. See Note 8 to the financial statements.

(g) Also represents the cost of securities for federal income tax purposes at July 31, 2008.


--------------------------------------------------------------------------------
14  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, is available upon request by calling (888) 791-3380.


--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT  15

FINANCIAL STATEMENTS -----------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2008


ASSETS
Investments in securities, at value (identified cost
  $4,964,050,447                                               $4,964,050,997
Cash                                                               13,895,936
Capital shares receivable                                          20,605,223
Accrued interest receivable                                         3,561,258
Receivable for investment securities sold                           1,543,063
-----------------------------------------------------------------------------
Total assets                                                    5,003,656,477
-----------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                     823,973
Capital shares payable                                             22,415,237
Accrued investment management services fees                            38,850
Accrued distribution fees                                              14,982
Accrued transfer agency fees                                           20,995
Accrued administrative services fees                                    6,484
Accrued plan administration services fees                                 138
Other accrued expenses                                                510,981
-----------------------------------------------------------------------------
Total liabilities                                                  23,831,640
-----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock             $4,979,824,837
-----------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                $   49,880,025
Additional paid-in capital                                      4,938,045,796
Excess of distributions over net investment income                    (10,700)
Accumulated net realized gain (loss)                               (8,090,834)
Unrealized appreciation (depreciation) on investments                     550
-----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                $4,979,824,837
-----------------------------------------------------------------------------




NET ASSET VALUE PER SHARE
                                                                   NET ASSETS  SHARES OUTSTANDING  NET ASSET VALUE PER SHARE
Class A                                                        $4,728,063,840       4,735,985,483                      $1.00
Class B                                                        $   85,972,944          86,123,177                      $1.00
Class C                                                        $    7,698,464           7,709,484                      $1.00
Class I                                                        $   86,515,821          86,572,983                      $1.00
Class R5                                                       $        4,990               5,000                      $1.00
Class W                                                        $   38,283,118          38,307,096                      $1.00
Class Y                                                        $   33,285,660          33,299,232                      $1.00
----------------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT

STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 2008


INVESTMENT INCOME
Income:
Interest                                                       $218,204,033
---------------------------------------------------------------------------
Expenses:
Investment management services fees                              15,026,220
Distribution fees
  Class A                                                         4,969,177
  Class B                                                           714,712
  Class C                                                            45,638
  Class W                                                           154,441
Transfer agency fees
  Class A                                                         8,776,400
  Class B                                                           176,651
  Class C                                                            10,948
  Class R5                                                                3
  Class W                                                           308,883
  Class Y                                                            20,376
Administrative services fees                                      2,507,729
Plan administration services fees -- Class Y                         61,129
Compensation of board members                                       100,802
Custodian fees                                                      499,129
Printing and postage                                                903,300
Registration fees                                                   268,600
Professional fees                                                   108,128
Other                                                               163,286
---------------------------------------------------------------------------
Total expenses                                                   34,815,552
  Earnings and bank fee credits on cash balances                   (752,348)
---------------------------------------------------------------------------
Total net expenses                                               34,063,204
---------------------------------------------------------------------------
Investment income (loss) -- net                                 184,140,829
---------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on securities transactions              (8,094,906)
Net change in unrealized appreciation (depreciation) on
  investments                                                           550
---------------------------------------------------------------------------
Net gain (loss) on investments                                   (8,094,356)
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                   $176,046,473
---------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT  17

STATEMENTS OF CHANGES IN NET ASSETS


YEAR ENDED JULY 31,                                                  2008             2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                $   184,140,829  $   204,989,435
Net realized gain (loss) on investments                             (8,094,906)           4,073
Net change in unrealized appreciation (depreciation) on
  investments                                                              550               --
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                       176,046,473      204,993,508
-----------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                       (171,368,411)    (195,775,646)
    Class B                                                         (2,575,404)      (3,904,861)
    Class C                                                           (158,354)        (112,970)
    Class I                                                         (2,309,724)      (2,824,863)
    Class R5                                                              (184)            (156)
    Class W                                                         (6,219,639)        (926,030)
    Class Y                                                         (1,519,813)      (3,214,417)
-----------------------------------------------------------------------------------------------
Total distributions                                               (184,151,529)    (206,758,943)
-----------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS AT CONSTANT $1 NET ASSET VALUE
Proceeds from sales
  Class A shares                                                 6,261,111,060    6,798,412,383
  Class B shares                                                   149,043,654      139,418,982
  Class C shares                                                    11,406,548        5,923,860
  Class I shares                                                    69,619,538       55,056,992
  Class R5 shares                                                           --       20,831,219
  Class W shares                                                   262,346,697            5,000
  Class Y shares                                                    31,789,940      140,775,465
Reinvestment of distributions at net asset value
  Class A shares                                                   169,223,091      189,464,296
  Class B shares                                                     2,478,948        3,701,794
  Class C shares                                                       147,067          104,891
  Class I shares                                                     2,334,442        2,820,353
  Class W shares                                                     6,299,678          839,625
  Class Y shares                                                     1,548,457        3,235,937
Payments for redemptions
  Class A shares                                                (6,356,977,383)  (6,016,286,218)
  Class B shares                                                  (141,125,181)    (170,355,522)
  Class C shares                                                    (7,446,382)      (4,931,190)
  Class I shares                                                   (34,549,208)     (71,939,753)
  Class W shares                                                  (350,166,325)     (64,180,397)
  Class Y shares                                                   (43,531,805)     (21,458,738)
-----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                      33,552,836    1,011,438,979
-----------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                             25,447,780    1,009,673,544
Net assets at beginning of year                                  4,954,377,057    3,944,703,513
-----------------------------------------------------------------------------------------------
Net assets at end of year                                      $ 4,979,461,053  $ 4,954,377,057
-----------------------------------------------------------------------------------------------
Excess of distributions over net investment income             $           (73) $            --
-----------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Cash Management Fund (the Fund) is a series of RiverSource Money Market Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) (the 1940 Act) as a diversified, open-end management investment company. RiverSource Money Market Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in money market instruments.

The Fund offers Class A, Class B, Class C, Class I, Class R5, Class W and Class Y shares.

-  Class A shares have no sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R5 and Class Y shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered to qualifying discretionary accounts.

At July 31, 2008, RiverSource Investments, LLC (the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT  19

VALUATION OF SECURITIES
Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

ILLIQUID SECURITIES
At July 31, 2008, investments in securities included issues that are illiquid which the Fund currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at July 31, 2008 was $75,000,000 representing 1.51% of net assets. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.


--------------------------------------------------------------------------------
20  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of post-October losses. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment loss has been decreased by $10,627 and accumulated net realized loss has been increased by $10,627.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED JULY 31,                         2008          2007*
------------------------------------------------------------------
CLASS A
Distributions paid from:
    Ordinary income..................   $171,359,521  $195,775,646
    Long-term capital gain...........          8,890            --
CLASS B
Distributions paid from:
    Ordinary income..................      2,575,248     3,904,861
    Long-term capital gain...........            156            --
CLASS C
Distributions paid from:
    Ordinary income..................        158,345       112,970
    Long-term capital gain...........              9            --
CLASS I
Distributions paid from:
    Ordinary income..................      2,309,617     2,824,863
    Long-term capital gain...........            107            --
CLASS R5
Distributions paid from:
    Ordinary income..................            184           156
    Long-term capital gain...........             --            --
CLASS W
Distributions paid from:
    Ordinary income..................      6,219,128       926,030
    Long-term capital gain...........            511            --
CLASS Y
Distributions paid from:
    Ordinary income..................      1,519,718     3,214,417
    Long-term capital gain...........             95            --


* Class R5 is for the period from Dec. 11, 2006 (inception date) to July 31, 2007. Class W is for the period from Dec. 1, 2006 (inception date) to July 31, 2007.


--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT  21

At July 31, 2008, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income..................  $   885,057
Undistributed accumulated long-term gain.......  $        --
Accumulated realized loss......................  $(8,101,462)
Unrealized appreciation (depreciation).........  $   (60,606)


RECENT ACCOUNTING PRONOUNCEMENT
On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Aug. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.33% to 0.15% annually as the Fund's assets increase. The management fee for the year ended July 31, 2008 was 0.28% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial Inc. (Ameriprise Financial), parent company of the Investment Manager, a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for year ended July 31, 2008 was 0.05% of the Fund's average daily net assets.


--------------------------------------------------------------------------------
22  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended July 31, 2008, other expenses paid to this company were $17,849.

COMPENSATION OF BOARD MEMBERS
Compensation of board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $22.00 for Class A, $23.00 for Class B and $22.50 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R5 and Class Y shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.15% of the Fund's average daily net assets attributable to Class Y shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.10% of the Fund's average daily


--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT 23 net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 0.85% and 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares, respectively. At July 31, 2008, the Fund paid an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $3,772,000 and $37,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of July 31, 2008, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $331,758 for Class B and $7,461 for Class C for the year ended July 31, 2008.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
Under an agreement which was effective until July 31, 2008, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses would not exceed the following percentage of the Fund's average daily net assets:

Class A.............................................  0.69%
Class B.............................................  1.35
Class C.............................................  1.35
Class I.............................................  0.46
Class R5............................................  0.51
Class W.............................................  0.76
Class Y.............................................  0.64


For the year ended July 31, 2008, the waiver was not invoked since the Fund's expenses were below the cap amount. Effective Aug. 1, 2008, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses will not exceed the following percentage of the Fund's average daily net assets:

Class A.............................................  0.66%
Class B.............................................  1.32
Class C.............................................  1.31
Class I.............................................  0.43
Class R5............................................  0.48
Class W.............................................  0.73
Class Y.............................................  0.63




--------------------------------------------------------------------------------
24  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT

EARNINGS AND BANK FEE CREDITS
During the year ended July 31, 2008, the Fund's custodian and transfer agency fees were reduced by $752,348 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities aggregated $35,524,519,101 and $35,599,645,519, respectively, for the year ended July 31,
2008. Realized gains and losses are determined on an identified cost basis.

4. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the year ended July 31, 2008.

5. INVESTMENTS IN STRUCTURED INVESTMENT VEHICLES

In 2007 structured investment vehicles ("SIVs") generally experienced a significant decrease in liquidity as a result of the reduction in demand for asset-backed commercial paper as well as the lack of liquidity and overall volatility in the markets for the collateral underlying these investment structures. As of July 31, 2008, the Fund's only remaining SIV positions were in WhistleJacket Capital LLC (WJC). As of July 31, 2008, the Fund valued WJC at $75.0 million, representing 1.5% of the Fund's net assets.

WJC breached a financial covenant on Feb. 11, 2008 relating to the market value of its underlying collateral, resulting in the occurrence of an "enforcement event." This resulted in the appointment of receivers on Feb. 12, 2008. On Feb. 15, 2008, the receivers declared WJC to be insolvent. The Fund's two remaining positions in WJC are in default as of their respective maturity dates, Feb. 25, 2008

--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT  25

($35 million) and March 20, 2008 ($40 million). The receivers are currently developing a restructuring plan which will likely result in the Fund receiving less than full principal on its investment. Accordingly, these holdings have been determined to be illiquid.

Pursuant to the Fund's pricing procedures, securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. Rule 2a-7 also requires periodic monitoring ("Shadow Pricing") of the deviation between the net asset value per share of the Fund using the amortized cost method and the net asset value determined based on fair value to ensure that the amortized cost method continues to provide a net asset value for the Fund in accordance with Rule 2a-7.

As of July 31, 2008, the Fund carried its investment in WJC at amortized cost of $75.0 million. At that date, for purposes of the Rule 2a-7 monitoring procedure described above, the fair value of WJC was determined to be $71.4 million. As of Sept. 18, 2008, the fair value of WJC was determined to be $69.9 million.

As of July 31, 2008 and Sept. 18, 2008, the fair value of the Fund's investments (including SIVs) was sufficient to allow the continuing use of amortized cost, in accordance with Rule 2a-7. For the year ended July 31, 2008, and through Sept. 18, 2008 all investments held by the Fund, including SIVs, were valued in compliance with 2a-7 procedures. In addition, for the same time periods the deviations resulting from the Shadow Pricing procedure were not material to the Fund's $1 net asset value.

With the exception of Cheyne Finance (Cheyne), all other SIVs held during the fiscal year ended July 31, 2008 matured and all interest and principal payments were received on a timely basis as follows:

                                         MATURITY      PRINCIPAL
                                           DATE     ($ IN MILLIONS)
-------------------------------------------------------------------
Cullinan Finance......................  03/28/2008        $37
                                        04/25/2008         40
                                        04/28/2008         31
K2 (USA) LLC..........................  04/21/2008         45
Sedna Finance.........................  01/18/2008         42
Sigma Finance.........................  04/18/2008         45
                                        04/23/2008         60


Cheyne breached a financial covenant on Aug. 28, 2007 relating to the market value of its underlying collateral, resulting in the occurrence of an "enforcement event." This led to the appointment of receivers on Sept. 4, 2007. On Oct. 17, 2007, the receivers declared Cheyne to be insolvent and the holding was determined to be illiquid. On April 17, 2008, the Fund received a partial payment from Cheyne of $4.3 million, reducing the outstanding principal that was in default as of its Nov. 12, 2007 maturity date from $23.0 million to $18.7 million.

--------------------------------------------------------------------------------
26  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT

On July 24, 2008, the Fund elected to receive cash in the amount of $10.3 million as one of the available options in accordance with the plan of liquidation of the Cheyne obligations. The resulting realized loss of $8.4 million is reported in the Fund's statement of operations.

6. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, the Fund had a capital loss carry-over of $6,554 at July 31, 2008, that if not offset by capital gains will expire in 2016.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2007 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At July 31, 2008, the Fund had a post-October loss of $8,094,908 that is treated for income tax purposes as occurring on Aug. 1, 2008.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was

--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT 27 censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

8. SUBSEQUENT EVENTS

On September 15, 2008, Lehman Brothers Holdings Inc. (LEH) filed a Chapter 11 bankruptcy petition. As of the Fund's fiscal year end, it owned two LEH variable rate note positions in its portfolio, maturing on August 1, 2008 and September 26, 2008 (August LEH Notes and September LEH Notes, respectively). The Fund received full payment for the August LEH Notes on

--------------------------------------------------------------------------------
28  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT

August 1, 2008. The value of the September LEH Notes declined following LEH's filing of its bankruptcy petition. In order to allow the Fund to maintain a $1 net asset value per share, Ameriprise Financial Inc. (AFI) indicated on September 15, 2008 that it was prepared to purchase a portion of the September LEH Notes from the Fund if needed.

As of September 22, 2008, AFI had purchased $33.3 million of total par value of the Fund's September LEH Notes for cash at a price equal to amortized cost plus accrued interest in accordance with Rule 17a-9 under the 1940 Act.

Consistent with the Fund's Shadow Pricing Procedure as described above in Note 5, the Fund's remaining $6.7 million position in the September LEH Notes has been fair valued at $1.2 million as of September 22, 2008. This difference between the fair value and the amortized cost of the LEH notes was not material to Cash Management's $1 net asset value as of September 22, 2008.


--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT  29

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                         2008        2007        2006        2005        2004
Net asset value, beginning of period                $1.00       $1.00       $1.00       $1.00       $1.00
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .03(b)      .05(b)      .04         .02          --
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.03)       (.05)       (.04)       (.02)         --
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $1.00       $1.00       $1.00       $1.00       $1.00
---------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)            $4,728      $4,662      $3,692      $3,054      $3,680
---------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c)                             .65%        .70%        .83%        .80%        .78%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .65%(e)     .70%        .75%        .80%        .78%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.45%       4.65%       3.75%       1.58%        .35%
---------------------------------------------------------------------------------------------------------
Total return                                        3.52%       4.80%       3.82%(f)    1.63%        .35%
---------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(e) Expense ratio is before reduction for earnings and bank fee credits on cash balances. The ratio of net expenses after reduction for earnings and bank fee credits was 0.63% for the year ended July 31, 2008.
(f) The Fund received a one time payment by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this payment, the total return would have been lower by 0.06%.


--------------------------------------------------------------------------------
30  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                         2008        2007        2006        2005        2004
Net asset value, beginning of period                $1.00       $1.00       $1.00       $1.00       $1.00
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .03(b)      .04(b)      .03         .01          --
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.03)       (.04)       (.03)       (.01)         --
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $1.00       $1.00       $1.00       $1.00       $1.00
---------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $86         $76        $103        $129        $180
---------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c)                            1.30%       1.36%       1.49%       1.45%       1.43%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            1.30%(e)    1.36%       1.40%       1.44%       1.07%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.70%       3.98%       3.05%        .91%        .05%
---------------------------------------------------------------------------------------------------------
Total return(f)                                     2.84%       4.11%       3.14%(g)     .98%        .06%
---------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(e) Expense ratio is before reduction for earnings and bank fee credits on cash balances. The ratio of net expenses after reduction for earnings and bank fee credits was 1.29% for the year ended July 31, 2008.
(f) Total return does not reflect payment of a sales charge.
(g) The Fund received a one time payment by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this payment, the total return would have been lower by 0.06%.


--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT  31

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                         2008        2007        2006        2005        2004
Net asset value, beginning of period                $1.00       $1.00       $1.00       $1.00       $1.00
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .03(b)      .04(b)      .03         .01          --
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.03)       (.04)       (.03)       (.01)         --
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $1.00       $1.00       $1.00       $1.00       $1.00
---------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $8          $4          $3          $2          $3
---------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c)                            1.30%       1.36%       1.49%       1.45%       1.43%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            1.30%(e)    1.36%       1.41%       1.44%       1.07%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.60%       4.00%       3.05%        .91%        .06%
---------------------------------------------------------------------------------------------------------
Total return(f)                                     2.85%       4.12%       3.14%(g)     .98%        .06%
---------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(e) Expense ratio is before reduction for earnings and bank fee credits on cash balances. The ratio of net expenses after reduction for earnings and bank fee credits was 1.29% for the year ended July 31, 2008.
(f) Total return does not reflect payment of a sales charge.
(g) The Fund received a one time payment by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this payment, the total return would have been lower by 0.06%.


--------------------------------------------------------------------------------
32  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT

CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                         2008        2007        2006        2005     2004(b)
Net asset value, beginning of period                $1.00       $1.00       $1.00       $1.00       $1.00
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .04(c)      .05(c)      .04         .02          --
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.04)       (.05)       (.04)       (.02)         --
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $1.00       $1.00       $1.00       $1.00       $1.00
---------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $87         $49         $63         $12          $4
---------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                             .37%        .38%        .42%        .39%        .43%(e)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                             .37%(g)     .38%        .42%        .39%        .43%(e)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.55%       4.97%       4.42%       2.21%        .77%(e)
---------------------------------------------------------------------------------------------------------
Total return                                        3.81%       5.14%       4.16%(h)    2.04%        .30%(i)
---------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (inception date) to July 31, 2004.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. The ratio of net expenses after reduction for earnings and bank fee credits was 0.36% for the year ended July 31, 2008.
(h) The Fund received a one time payment by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this payment, the total return would have been lower by 0.06%.
(i) Not annualized.


--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT  33

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                          2008     2007(b)
Net asset value, beginning of period                 $1.00        $1.00
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .04          .03
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.04)        (.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $1.00        $1.00
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                              .41%         .44%(e)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                              .41%(g)      .44%(e)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.68%        4.90%(e)
--------------------------------------------------------------------------------------------------------------
Total return                                         3.75%        3.20%(h)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) From the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.
(h) Not annualized.


--------------------------------------------------------------------------------
34  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT

CLASS W


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                          2008     2007(b)
Net asset value, beginning of period                 $1.00        $1.00
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .04          .03
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.04)        (.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $1.00        $1.00
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $38         $120
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                              .67%         .65%(e)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                              .67%(g)      .65%(e)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         4.05%        4.46%(e)
--------------------------------------------------------------------------------------------------------------
Total return                                         3.49%        3.13%(h)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) From the period from Dec. 1, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. The ratio of net expenses after reduction for earnings and bank fee credits was 0.65% for the year ended July 31, 2008.
(h) Not annualized.


--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT  35

CLASS Y


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                         2008        2007        2006        2005        2004
Net asset value, beginning of period                $1.00       $1.00       $1.00       $1.00       $1.00
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .04(b)      .05(b)      .04         .02          --
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.04)       (.05)       (.04)       (.02)         --
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $1.00       $1.00       $1.00       $1.00       $1.00
---------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $33         $44         $84        $140        $209
---------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c)                             .57%        .59%        .68%        .66%        .65%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .57%(e)     .59%        .62%        .66%        .65%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.73%       4.75%       3.78%       1.55%        .47%
---------------------------------------------------------------------------------------------------------
Total return                                        3.60%       4.92%       3.95%(f)    1.76%        .48%
---------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(e) Expense ratio is before reduction for earnings and bank fee credits on cash balances. The ratio of net expenses after reduction for earnings and bank fee credits was 0.55% for the year ended July 31, 2008.
(f) The Fund received a one time payment by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this payment, the total return would have been lower by 0.06%.


--------------------------------------------------------------------------------
36  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE CASH MANAGEMENT FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Cash Management Fund (the Fund), of the RiverSource Money Market Series, Inc., as of July 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods presented through July 31, 2006, were audited by other auditors whose report dated September 20, 2006, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT  37

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of RiverSource Cash Management Fund of the RiverSource Money Market Series, Inc. at July 31, 2008, the results of its operations for the year then ended, and changes in its net assets and the financial highlights for each of the two years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
September 22, 2008


--------------------------------------------------------------------------------
38  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended July 31, 2008

INCOME DISTRIBUTIONS -- the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................      0.00%
    Dividends Received Deduction for corporations................      0.00%
    U.S. Government Obligations..................................      0.00%


CAPITAL GAIN DISTRIBUTIONS -- the Fund designates $9,768 to be taxed as long-term capital gain.

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT  39

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 104 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      2006                  Attorney
Minneapolis, MN 55402
Age 54
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource Funds, 1999-2006; former Governor of  None
901 S. Marquette Ave.      1999                  Minnesota
Minneapolis, MN 55402
Age 73
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      2007                  Leadership (consulting company)
Minneapolis, MN 55402
Age 53
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      2004                  College; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley College
Age 57
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      1985
Minneapolis, MN 55402
Age 73
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      2005                                                                           Insurance
Minneapolis, MN 55402
Age 72
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Board member since    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      2002 and Chair of     College                                                  Inc. (manufactures
Minneapolis, MN 55402      the Board since 2007                                                           irrigation systems)
Age 69

------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
40  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      2004                  real estate and asset management company)
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      2002                  since 2003 (biotechnology); former President, Forester   Pharmaceutical, Inc.
Minneapolis, MN 55402                            Biotech                                                  (biotechnology);
Age 64                                                                                                    Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------


BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member since    President -- U.S. Asset Management and Chief Investment  None
53600 Ameriprise           2001,                 Officer, Ameriprise Financial, Inc. and President,
Financial Center           Vice President since  Chairman of the Board and Chief Investment Officer,
Minneapolis, MN 55474      2002                  RiverSource Investments, LLC since 2005; Director,
Age 47                                           President and Chief Executive Officer, Ameriprise
                                                 Certificate Company since 2006; Chairman of the Board,
                                                 Chief Executive Officer and President, RiverSource
                                                 Distributors, Inc. since 2006; Senior Vice
                                                 President -- Chief Investment Officer, Ameriprise
                                                 Financial, Inc. and Chairman of the Board and Chief
                                                 Investment Officer, RiverSource Investments, LLC, 2001-
                                                 2005
------------------------------------------------------------------------------------------------------------------------------


* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.


--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT  41

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Patrick T. Bannigan        President since 2006  Director and Senior Vice President -- Asset Management,
172 Ameriprise Financial                         Products and Marketing, RiverSource Investments, LLC
Center                                           since 2006; Director and Vice President -- Asset
Minneapolis, MN 55474                            Management, Products and Marketing, RiverSource
Age 42                                           Distributors, Inc. since 2006; Managing Director and
                                                 Global Head of Product, Morgan Stanley Investment
                                                 Management, 2004-2006; President, Touchstone
                                                 Investments, 2002-2004
--------------------------------------------------------------------------------------------------------

Michelle M. Keeley         Vice President since  Executive Vice President -- Equity and Fixed Income,
172 Ameriprise Financial   2004                  Ameriprise Financial, Inc. and RiverSource Investments,
Center                                           LLC since 2006; Vice President -- Investments,
Minneapolis, MN 55474                            Ameriprise Certificate Company since 2003; Senior Vice
Age 44                                           President -- Fixed Income, Ameriprise Financial, Inc.,
                                                 2002-2006 and RiverSource Investments, LLC, 2004-2006
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Vice President -- Asset Management and Trust Company
5228 Ameriprise Financial  2006                  Services, RiverSource Investments, LLC since 2006; Vice
Center Minneapolis, MN                           President -- Operations and Compliance, RiverSource
55474                                            Investments, LLC, 2004-2006; Director of Product
Age 42                                           Development -- Mutual Funds, Ameriprise Financial,
                                                 Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since 2002  Vice President -- Investment Accounting, Ameriprise
105 Ameriprise Financial                         Financial, Inc. since 2002; Chief Financial Officer,
Center                                           RiverSource Distributors, Inc. since 2006
Minneapolis, MN 55474
Age 53
--------------------------------------------------------------------------------------------------------

Scott R. Plummer           Vice President,       Vice President and Chief Counsel -- Asset Management,
5228 Ameriprise Financial  General Counsel and   Ameriprise Financial, Inc. since 2005; Chief Counsel,
Center                     Secretary since 2006  RiverSource Distributors, Inc. since 2006; Vice
Minneapolis, MN 55474                            President, General Counsel and Secretary, Ameriprise
Age 49                                           Certificate Company since 2005; Vice President -- Asset
                                                 Management Compliance, Ameriprise Financial, Inc.,
                                                 2004-2005; Senior Vice President and Chief Compliance
                                                 Officer, USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Jennifer D. Lammers        Chief Compliance      U.S. Asset Management Chief Compliance Officer,
172 Ameriprise Financial   Officer since 2006    RiverSource Investments, LLC since 2006;
Center                                           Director -- Mutual Funds, Voyageur Asset Management,
Minneapolis, MN 55474                            2003-2006; Director of Finance, Voyageur Asset
Age 47                                           Management, 2000-2003

--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
42  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Neysa M. Alecu             Money Laundering      Compliance Director and Anti-Money Laundering Officer,
2934 Ameriprise Financial  Prevention Officer    Ameriprise Financial, Inc. since 2004; Manager Anti-
Center                     since 2004            Money Laundering, Ameriprise Financial, Inc., 2003-
Minneapolis, MN 55474                            2004; Compliance Director and Bank Secrecy Act Officer,
Age 44                                           American Express Centurion Bank, 2000-2003
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT  43

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource Investments provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2008, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 9-10, 2008 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, particularly in the areas of trading systems, new product initiatives, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services

--------------------------------------------------------------------------------
44  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------



being performed under the IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2007. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board observed that the Fund's expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.


--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT  45

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 10, 2008, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement.


--------------------------------------------------------------------------------
46  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
                      RIVERSOURCE CASH MANAGEMENT FUND -- 2008 ANNUAL REPORT  47

RIVERSOURCE CASH MANAGEMENT FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., Member FINRA, and managed by RiverSource Investments, LLC. These companies are part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C) 2008 RiverSource Distributors, Inc.                           S-6320 AF (9/08)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

          (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

          (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind and Anne P. Jones, each qualify as audit committee financial experts.

Item 4.   Principal Accountant Fees and Services

Fund - Related Fees

(a) Audit Fees. The fees for the year ended July 31, to Ernst & Young LLP for professional services rendered for the audits of the annual financial statements for RiverSource Money Market Series, Inc. were as follows:

                          2008 - $21,885   2007 - $20,650

(b) Audit - Related Fees. The fees for the year ended July 31, to Ernst & Young LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 and the semiannual financial statement reviews for RiverSource Money Market Series, Inc. were as follows:

                             2008 - $875   2007 - $795

(c) Tax Fees. The fees for the year ended July 31, to Ernst & Young LLP for tax compliance related services for RiverSource Money Market Series, Inc. were as follows:

                           2008 - $2,862   2007 - $2,700

(d) All Other Fees. The fees for the year ended July 31, to Ernst & Young LLP for additional professional services rendered for RiverSource Money Market Series, Inc. were as follows:

                               2008 - $0   2007 - $0

     (e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2008 and 2007 were pre-approved by the audit committee.

(f)  Not applicable.

(g) Non-Audit Fees. The fees for the year ended July 31, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                         2008 - $616,937   2007 - $235,575

(h) 100% of the services performed in item (g) above during 2008 and 2007 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource Mutual Funds Audit Committee.

Item 5.   Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.  Submission of matters to a vote of security holders. Not applicable.

Item 11.  Controls and Procedures.

          (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

          (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

          (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

          (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

          (a)(3) Not applicable.

          (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   RiverSource Money Market Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date October 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date October 3, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date October 3, 2008